KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of Horace Mann Life Insurance Company Group Annuity Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Group Annuity Separate Account (the Separate Account) as of December 31, 2024, the related statement of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2024, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the Separate Account’s auditor since 1989.
Columbus, Ohio
April 3, 2025
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix
Statements of net assets as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in contract owner’s equity for each of the years in the two -year period then ended.
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
ARIEL FUND INVESTOR CLASS
ARIEL APPRECIATION FUND INVESTOR CLASS
BLACKROCK CORE BOND II PORTFOLIO SC
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS
BLACKROCK LOW DURATION BOND PORTFOLIO SC
BLACKROCK ISHARES S&P 500 INDEX FUND SC
DAVIS VALUE PORTFOLIO
FIDELITY VIP MID CAP PORTFOLIO SC2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES1
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS
WILSHIRE VIT GLOBAL ALLOCATION FUND
Statement of net assets as of December 31, 2024, and the related statement of operations and changes in net assets for the period from September 16, 2024 (inception) to December 31, 2024.
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
Statement of net assets as of September 5, 2024 (liquidation), the related statement of operations for the period from January 1, 2024 to September 5, 2024 (liquidation), and the statements of changes in net assets for the period from January 1, 2024 to September 5, 2024 (liquidation) and the year ended December 31, 2023.
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS
LTR2

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS**	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
ASSETS
Investments at market value	$1,344,082	$2,018,104	$1,770,272	$156,491	$–	$111,075	$2,361,101	$2,287,722
TOTAL ASSETS	$1,344,082	$2,018,104	$1,770,272	$156,491	$–	$111,075	$2,361,101	$2,287,722
NET ASSETS
Active Contracts	$1,344,082	$2,018,104	$1,770,272	$156,491	$–	$111,075	$2,361,101	$2,287,722
Payout Contracts	$—	$—	$—	$—	$—	$—	$—	$—
TOTAL NET ASSETS	$1,344,082	$2,018,104	$1,770,272	$156,491	–	$111,075	$2,361,101	$2,287,722
INVESTMENTS
Cost of investments	$952,043	$1,846,759	$1,975,011	$179,161	$–	$117,827	$1,180,510	$2,713,791
Unrealized appreciation (depreciation) on investments	$392,039	$171,344	$(204,739)	$(22,670)	$–	$(6,752)	$1,180,591	$(426,069)
Number of shares in underlying mutual funds	16,860	27,894	45,160	19,225	–	12,261	3,433	393,756
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0080	7,888	10,382	10,438	10,051	–	8,006	17,307	49,002
Total Units	7,888	10,382	10,438	10,051	–	8,006	17,307	49,002
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0080	$170.40	$194.39	$169.61	$15.57	$–	$13.88	$136.42	$46.69
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES*	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
ASSETS
Investments at market value	$2,384,710	$199,322	$453,929	$220,570	$1,411,133	$556,562	$547,453	$259,806
TOTAL ASSETS	$2,384,710	$199,322	$453,929	$220,570	$1,411,133	$556,562	$547,453	$259,806
NET ASSETS
Active Contracts	$2,384,710	$199,322	$453,929	$220,570	$1,411,133	$556,562	$547,453	$259,806
Payout Contracts	$—	$—	$—	$—	$—	$—	$—	$—
TOTAL NET ASSETS	$2,384,710	$199,322	$453,929	$220,570	$1,411,133	$556,562	$547,453	$259,806
INVESTMENTS
Cost of investments	$2,282,043	$199,322	$433,236	$262,426	$1,315,443	$358,794	$508,982	$258,286
Unrealized appreciation (depreciation) on investments	$102,667	$–	$20,693	$(41,856)	$95,690	$197,767	$38,471	$1,520
Number of shares in underlying mutual funds	67,213	199,322	51,641	18,933	22,233	35,092	10,772	27,551
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0080	16,552	197,105	22,687	3,527	11,413	15,523	3,111	5,384
Total Units	16,552	197,105	22,687	3,527	11,413	15,523	3,111	5,384
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0080	$144.07	$1.01	$20.01	$62.54	$123.65	$35.85	$175.95	$48.25
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$13,932
TOTAL ASSETS	$13,932
NET ASSETS
Active Contracts	$13,932
Payout Contracts	$—
TOTAL NET ASSETS	$13,932
INVESTMENTS
Cost of investments	$13,713
Unrealized appreciation (depreciation) on investments	$219
Number of shares in underlying mutual funds	746
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0080	429
Total Units	429
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0080	$32.49
* Goldman Sachs Government Money Market Fund Institutional shares became available for investment on September 16, 2024 (inception). The Statement of Operations is from September 16,2024 (inception) through December 31, 2024.
** BlackRock Liquidity Funds TempFund Admin Class shares were liquidated September 5, 2024 (liquidation). The Statement of Net Assets is from January 1, 2024 through September 5, 2024 (liquidation).
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS**	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$–	$2,312	$7,291	$6,194	$7,677	$5,014	$26,113	$24,871
Investment Income	–	2,312	7,291	6,194	7,677	5,014	26,113	24,871
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	59,426	102,838	95,002	–	–	–	3,853	463,228
Net realized gain (loss) on investments	85,220	33,228	(35,488)	(1,319)	92	(845)	200,592	(66,124)
Net change in unrealized appreciation (depreciation) on investments	137,861	101,447	43,318	(3,302)	(182)	1,620	262,812	(41,092)
Net gain (loss) on investments	282,507	237,514	102,832	(4,621)	(91)	776	467,258	356,013
EXPENSES
Mortality and expense risk charge (Note 3)	(10,496)	(16,749)	(14,465)	(1,286)	(1,218)	(948)	(18,261)	(18,832)
Total Expenses	(10,496)	(16,749)	(14,465)	(1,286)	(1,218)	(948)	(18,261)	(18,832)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$272,011	$223,077	$95,657	$286	$6,369	$4,841	$475,110	$362,052
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES*	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
INVESTMENT INCOME
Dividend income distribution	$8,119	$2,615	$15,478	$–	$–	$7,839	$–	$2,853
Investment Income	8,119	2,615	15,478	–	–	7,839	–	2,853
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	315,997	–	18,007	–	30,674	–	47,393	4,664
Net realized gain (loss) on investments	40,547	–	13,967	(39,297)	18,082	41,835	(3,946)	4,746
Net change in unrealized appreciation (depreciation) on investments	16,069	–	(11,404)	87,209	65,784	40,089	119,018	(2,788)
Net gain (loss) on investments	372,613	–	20,571	47,912	114,539	81,924	162,465	6,621
EXPENSES
Mortality and expense risk charge (Note 3)	(19,477)	(449)	(4,393)	(1,565)	(11,482)	(4,606)	(4,010)	(2,198)
Total Expenses	(19,477)	(449)	(4,393)	(1,565)	(11,482)	(4,606)	(4,010)	(2,198)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$361,255	$2,165	$31,656	$46,348	$103,057	$85,157	$158,455	$7,276
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$252
Investment Income	252
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–
Net realized gain (loss) on investments	(140)
Net change in unrealized appreciation (depreciation) on investments	1,491
Net gain (loss) on investments	1,351
EXPENSES
Mortality and expense risk charge (Note 3)	(124)
Total Expenses	(124)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,479
* Goldman Sachs Government Money Market Fund Institutional shares became available for investment on September 16, 2024 (inception). The Statement of Operations is from September 16,2024 (inception) through December 31, 2024.
** BlackRock Liquidity Funds TempFund Admin Class shares were liquidated September 5, 2024 (liquidation). The Statement of Net Assets is from January 1, 2024 through September 5, 2024 (liquidation).
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS**	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
OPERATIONS
Investment Income	$—	$2,312	$7,291	$6,194	$7,677	$5,014	$26,113	$24,871
Capital gain distribution	59,426	102,838	95,002	–	—	—	3,853	463,228
Net realized gain (loss) on investments	85,220	33,228	(35,488)	(1,319)	92	(845)	200,592	(66,124)
Net change in unrealized appreciation (depreciation) on investments	137,861	101,447	43,318	(3,302)	(182)	1,620	262,812	(41,092)
Mortality and expense risk charge (Note 3)	(10,496)	(16,749)	(14,465)	(1,286)	(1,218)	(948)	(18,261)	(18,832)
Net increase (decrease) in net assets resulting from operations	272,011	223,077	95,657	286	6,369	4,841	475,110	362,052
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	(1,201)	72	(20,140)	1,858	(209,542)	5	(44,118)	(179)
Transfer between funds	—	(41,488)	416	73	—	—	12,107	(427)
Payments to contract owners	(96,126)	(192,296)	(147,290)	(7,412)	(17,316)	(10,746)	(186,714)	(202,972)
Net increase (decrease) in net assets resulting from contract owners; transactions	(97,327)	(233,712)	(167,014)	(5,481)	(226,857)	(10,742)	(218,725)	(203,578)
TOTAL INCREASE (DECREASE) IN NET ASSETS	174,684	(10,636)	(71,357)	(5,195)	(220,489)	(5,900)	256,384	158,474
Net Assets:
Beginning of year	1,169,398	2,028,740	1,841,629	161,686	220,489	116,975	2,104,717	2,129,248
End of year	1,344,082	2,018,104	1,770,272	156,491	–	111,075	2,361,101	2,287,722
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES*	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
OPERATIONS
Investment Income	$8,119	$2,615	$15,478	$—	$—	$7,839	$—	$2,853
Capital gain distribution	315,997	–	18,007	—	30,674	—	47,393	4,664
Net realized gain (loss) on investments	40,547	–	13,967	(39,297)	18,082	41,835	(3,946)	4,746
Net change in unrealized appreciation (depreciation) on investments	16,069	–	(11,404)	87,209	65,784	40,089	119,018	(2,788)
Mortality and expense risk charge (Note 3)	(19,477)	(449)	(4,393)	(1,565)	(11,482)	(4,606)	(4,010)	(2,198)
Net increase (decrease) in net assets resulting from operations	361,255	2,165	31,656	46,348	103,057	85,157	158,455	7,276
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	1,375	–	(7,504)	26	(23,867)	635	1,381	(122)
Transfer between funds	(41,408)	209,894	(33,143)	50,462	49,548	(980)	5,529	(674)
Payments to contract owners	(176,550)	(12,737)	(62,459)	(65,460)	(105,605)	(73,477)	(54,605)	(17,303)
Net increase (decrease) in net assets resulting from contract owners; transactions	(216,583)	197,157	(103,105)	(14,972)	(79,925)	(73,821)	(47,695)	(18,098)
TOTAL INCREASE (DECREASE) IN NET ASSETS	144,672	199,322	(71,449)	31,375	23,132	11,336	110,760	(10,822)
Net Assets:
Beginning of year	2,240,038	–	525,378	189,195	1,388,001	545,226	436,693	270,628
End of year	2,384,710	199,322	453,929	220,570	1,411,133	556,562	547,453	259,806
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$252
Capital gain distribution	–
Net realized gain (loss) on investments	(140)
Net change in unrealized appreciation (depreciation) on investments	1,491
Mortality and expense risk charge (Note 3)	(124)
Net increase (decrease) in net assets resulting from operations	1,479
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	1,808
Transfer between funds	23
Payments to contract owners	(4,477)
Net increase (decrease) in net assets resulting from contract owners; transactions	(2,645)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,166)
Net Assets:
Beginning of year	15,098
End of year	13,932
* Goldman Sachs Government Money Market Fund Institutional shares became available for investment on September 16, 2024 (inception). The Statement of Operations is from September 16,2024 (inception) through December 31, 2024.
** BlackRock Liquidity Funds TempFund Admin Class shares were liquidated September 5, 2024 (liquidation). The Statement of Net Assets is from January 1, 2024 through September 5, 2024 (liquidation).
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
OPERATIONS
Investment Income	$–	$8,477	$14,905	$5,638	$10,657	$4,363	$27,276	$25,872
Capital gain distribution	78,406	90,145	95,501	260	–	–	1,353	206,673
Net realized gain (loss) on investments	76,734	29,131	(47,305)	(3,151)	6	(327)	82,484	(180,653)
Net change in unrealized appreciation (depreciation) on investments	160,663	158,446	114,629	5,658	83	2,024	335,487	507,985
Mortality and expense risk charge (Note 3)	(8,539)	(15,228)	(14,287)	(1,315)	(1,749)	(918)	(15,453)	(15,604)
Net increase (decrease) in net assets resulting from operations	307,264	270,971	163,443	7,090	8,997	5,142	431,147	544,273
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	(1,791)	805	158	(117)	224	8	3,150	(4,280)
Transfer between funds	–	3,298	(33,012)	–	–	–	(26,032)	79
Payments to contract owners	(95,733)	(93,474)	(68,565)	(9,208)	(8,434)	(2,801)	(68,156)	(250,093)
Net increase (decrease) in net assets resulting from contract owners; transactions	(97,524)	(89,371)	(101,419)	(9,325)	(8,210)	(2,793)	(91,038)	(254,294)
TOTAL INCREASE (DECREASE) IN NET ASSETS	209,740	181,600	62,024	(2,235)	787	2,349	340,109	289,979
Net Assets:
Beginning of year	959,658	1,847,140	1,779,605	163,921	219,702	114,626	1,764,608	1,839,269
End of year	$1,169,398	$2,028,740	$1,841,629	$161,686	$220,489	$116,975	$2,104,717	$2,129,248
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2023
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$8,176	$13,508	$–	$–	$7,422	$–	$2,918	$189
Capital gain distribution	61,395	–	–	41,259	–	–	–	499
Net realized gain (loss) on investments	(17,382)	(2,683)	(3,310)	5,756	11,735	3,342	1,298	(24)
Net change in unrealized appreciation (depreciation) on investments	250,179	71,227	21,700	155,389	75,023	150,967	35,545	1,476
Mortality and expense risk charge (Note 3)	(17,415)	(3,684)	(1,448)	(11,190)	(4,037)	(3,061)	(2,008)	(111)
Net increase (decrease) in net assets resulting from operations	284,953	78,368	16,942	191,214	90,143	151,248	37,753	2,029
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	(6,960)	(38)	1,204	(7,099)	77	(957)	3,675	–
Transfer between funds	351	36,109	–	(3)	–	19,211	–	–
Payments to contract owners	(258,358)	(26,352)	(2,124)	(239,133)	(23,725)	(24,876)	(16,712)	(1)
Net increase (decrease) in net assets resulting from contract owners; transactions	(264,967)	9,719	(920)	(246,235)	(23,648)	(6,622)	(13,037)	(1)
TOTAL INCREASE (DECREASE) IN NET ASSETS	19,986	88,087	16,022	(55,021)	66,495	144,626	24,716	2,028
Net Assets:
Beginning of year	2,220,052	437,291	173,173	1,443,022	478,731	292,067	245,912	13,070
End of year	$2,240,038	$525,378	$189,195	$1,388,001	$545,226	$436,693	$270,628	$15,098
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2024 and December 31, 2023
1. Nature of Separate Account
Horace Mann Life Insurance Company - Group Annuity Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of:
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
ARIEL FUND INVESTOR CLASS
ARIEL APPRECIATION FUND INVESTOR CLASS
BLACKROCK CORE BOND II PORTFOLIO SC
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS
BLACKROCK LOW DURATION BOND PORTFOLIO SC
BLACKROCK ISHARES S&P 500 INDEX FUND SC
DAVIS VALUE PORTFOLIO
FIDELITY VIP MID CAP PORTFOLIO SC2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
Effective September 16, 2024, one fund was added to the Group Annuity Separate Account: Goldman Sachs Government Money Market Fund Institutional Shares. BlackRock Liquidity Funds TempFund Admin class shares were liquidated and assets were transferred to Goldman Sachs Government Money Market Fund effective September 5, 2024,
During 2023 no new funds were added to the separate account.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business HMLIC may conduct.
Segment Reporting
In this reporting period, the subaccounts adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”).  Adoption of the new standard impacted disclosures only and did not affect the subaccounts’ financial position nor the results of their operations.  An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Executive Vice President of Life and Retirement is the Account’s CODM and has determined that each subaccount has operated as a single segment since inception.  The CODM monitors the operating results of each subaccount and each subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each subaccount’s portfolio management team.  The financial information, in the form of the subaccounts’ holdings, total returns, expense ratios, and changes in contract owners’ equity (i.e., changes in contract owners’ equity resulting from operations, contract purchase payments, withdrawals, surrenders, and transfers) are used by the CODM to assess each subaccount’s performance by comparing the  underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each subaccount’s single segment, which is consistent with that presented within the subaccounts’ financial statements.  Segment assets are reflected on the subaccounts’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.”
2. Significant Accounting Policies
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Fund, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2024, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. Expenses and Related Party Transactions
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges and expenses.
For assuming mortality and expense risks, HMLIC applies a charge through a reduction of unit values. The mortality and expense risk fee is assessed at an annual rate of 0.80% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.35% for expense risk). However, HMLIC reserves the right to change the fee (subject to the 0.80% ceiling) in the future. The fee is computed on a daily basis.There are no annual maintenance charges and no sales expense charges on purchase payments, surrenders or withdrawals.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2024
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2024 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	$58,225	$21,401
ARIEL FUND INVESTOR CLASS	105,222	217,306
ARIEL APPRECIATION FUND INVESTOR CLASS	103,022	217,698
BLACKROCK CORE BOND II PORTFOLIO SC	8,125	10,018
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS**	7,745	228,052
BLACKROCK LOW DURATION BOND PORTFOLIO SC	5,019	12,539
BLACKROCK ISHARES S&P 500 INDEX FUND SC	41,604	48,032
DAVIS VALUE PORTFOLIO	487,921	288,355
FIDELITY VIP MID CAP PORTFOLIO SC2	325,492	196,888
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES*	212,509	13,187
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	34,294	94,339
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	50,488	106,321
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	81,496	124,148
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	8,474	37,228
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	54,302	62,560
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	7,395	15,430
WILSHIRE VIT GLOBAL ALLOCATION FUND	2,075	4,740
*
The purchases and proceeds on sales activity for these funds were for the period from September 16, 2024 (inception) through December 31, 2024.
**
The purchases and proceeds on sales activity for these funds were for the period from January 1, 2024 (inception) through September 5, 2024.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 1/1/2023	Consideration Received 2023	Net Transfers 2023	Payments to Contract Owners 2023	Units Outstanding at 12/31/2023	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	9,335	–	–	(828)	8,507	–	–	(619)	7,888
ARIEL FUND INVESTOR CLASS	12,109	–	22	(556)	11,575	–	(190)	(1,004)	10,382
ARIEL APPRECIATION FUND INVESTOR CLASS	12,143	–	(240)	(452)	11,451	–	(115)	(898)	10,438
BLACKROCK CORE BOND II PORTFOLIO SC	11,043	–	–	(640)	10,402	–	125	(476)	10,051
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS**	197,918	–	–	(7,473)	190,445	–	(175,752)	(14,693)	–
BLACKROCK LOW DURATION BOND PORTFOLIO SC	9,001	–	–	(215)	8,785	–	–	(779)	8,006
BLACKROCK ISHARES S&P 500 INDEX FUND SC	20,004	–	(225)	(692)	19,087	–	(240)	(1,540)	17,307
DAVIS VALUE PORTFOLIO	60,715	–	27	(7,326)	53,416	–	7	(4,421)	49,002
FIDELITY VIP MID CAP PORTFOLIO SC2	20,402	–	3	(2,332)	18,074	–	(253)	(1,269)	16,552
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES*	–	–	–	–	–	–	209,788	(12,683)	197,105
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	27,100	–	2,080	(1,532)	27,647	–	(1,983)	(2,977)	22,687
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	3,939	–	26	(46)	3,919	–	770	(1,162)	3,527
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	14,376	–	11	(2,287)	12,100	–	175	(863)	11,413
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	18,482	–	–	(840)	17,642	–	–	(2,119)	15,523
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,505	–	161	(223)	3,444	–	42	(374)	3,111
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	6,050	–	83	(381)	5,753	–	(14)	(355)	5,384
WILSHIRE VIT GLOBAL ALLOCATION FUND	512	–	–	–	512	–	60	(143)	429
*
The units issued and units redeemed activity for these funds were for the period from September 16, 2024 (inception) through December 31, 2024.
**
The purchases and proceeds on sales activity for these funds were for the period from January 1, 2024 (inception) through September 5, 2024.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	7,888	170.40	1,344,082	0.80%	-%	23.95%
ARIEL FUND INVESTOR CLASS	10,382	194.39	2,018,104	0.80%	0.11%	10.91%
ARIEL APPRECIATION FUND INVESTOR CLASS	10,438	169.61	1,770,272	0.80%	0.40%	5.47%
BLACKROCK CORE BOND II PORTFOLIO SC	10,051	15.57	156,491	0.80%	3.89%	0.19%
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	–	–	–	–	-%	—%[1]
BLACKROCK LOW DURATION BOND PORTFOLIO SC	8,006	13.88	111,075	0.80%	4.40%	4.20%
BLACKROCK ISHARES S&P 500 INDEX FUND SC	17,307	136.42	2,361,101	0.80%	1.17%	23.71%
DAVIS VALUE PORTFOLIO	49,002	46.69	2,287,722	0.80%	1.13%	17.13%
FIDELITY VIP MID CAP PORTFOLIO SC2	16,552	144.07	2,384,710	0.80%	0.35%	16.25%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	197,105	1.01	199,322	0.80%	2.62%	1.12%[2]
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	22,687	20.01	453,929	0.80%	3.16%	5.32%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	3,527	62.54	220,570	0.80%	-%	29.56%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	11,413	123.65	1,411,133	0.80%	-%	7.79%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	15,523	35.85	556,562	0.80%	1.42%	16.02%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,111	175.95	547,453	0.80%	-%	38.76%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	5,384	48.25	259,806	0.80%	1.08%	2.57%
WILSHIRE VIT GLOBAL ALLOCATION FUND	429	32.49	13,932	0.80%	1.73%	10.10%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1 Black Rock Liquidity Temp Fund Administration Class were liquidated on September 5, 20242 Goldman Sachs Government Money Market Fund shares became available for investment on September 16, 2024

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2023
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	8,507	137.47	1,169,398	0.80%	-%	33.73%
ARIEL FUND INVESTOR CLASS	11,575	175.27	2,028,740	0.80%	0.44%	14.89%
ARIEL APPRECIATION FUND INVESTOR CLASS	11,451	160.82	1,841,629	0.80%	0.82%	9.74%
BLACKROCK CORE BOND II PORTFOLIO SC	10,402	15.54	161,686	0.80%	3.46%	4.65%
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	190,445	1.16	220,489	0.80%	4.84%	4.50%
BLACKROCK LOW DURATION BOND PORTFOLIO SC	8,785	13.32	116,975	0.80%	3.77%	4.55%
BLACKROCK ISHARES S&P 500 INDEX FUND SC	19,087	110.27	2,104,717	0.80%	1.41%	25.01%
DAVIS VALUE PORTFOLIO	53,416	39.86	2,129,248	0.80%	1.30%	31.59%
FIDELITY VIP MID CAP PORTFOLIO SC2	18,074	123.93	2,240,038	0.80%	0.37%	13.89%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	27,647	19.00	525,378	0.80%	2.81%	17.72%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	3,919	48.27	189,195	0.80%	-%	9.78%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	12,100	114.71	1,388,001	0.80%	-%	14.29%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	17,642	30.90	545,226	0.80%	1.45%	19.31%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,444	126.80	436,693	0.80%	-%	52.17%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	5,753	47.04	270,628	0.80%	1.13%	15.72%
WILSHIRE VIT GLOBAL ALLOCATION FUND	512	29.51	15,098	0.80%	1.34%	15.50%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2022
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	9,335	102.80	959,658	0.80%	-%	(29.26)%
ARIEL FUND INVESTOR CLASS	12,109	152.55	1,847,140	0.80%	0.36%	(19.46)%
ARIEL APPRECIATION FUND INVESTOR CLASS	12,143	146.55	1,779,605	0.80%	0.58%	(13.13)%
BLACKROCK CORE BOND II PORTFOLIO SC	11,043	14.85	163,921	0.80%	1.96%	(14.66)%
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	197,918	1.11	219,702	0.80%	1.65%	0.91%
BLACKROCK LOW DURATION BOND PORTFOLIO SC	9,001	12.74	114,626	0.80%	2.00%	(5.70)%
BLACKROCK ISHARES S&P 500 INDEX FUND SC	20,004	88.21	1,764,608	0.80%	1.32%	(18.94)%
DAVIS VALUE PORTFOLIO	60,715	30.29	1,839,269	0.80%	1.16%	(20.79)%
FIDELITY VIP MID CAP PORTFOLIO SC2	20,402	108.82	2,220,052	0.80%	0.26%	(15.64)%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	27,100	16.14	437,291	0.80%	2.90%	(14.24)%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	3,939	43.97	173,173	0.80%	-%	(33.06)%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	14,376	100.37	1,443,022	0.80%	-%	(20.18)%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	18,482	25.90	478,731	0.80%	1.06%	(16.51)%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,505	83.33	292,067	0.80%	-%	(35.88)%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	6,050	40.65	245,912	0.80%	0.59%	(24.57)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	512	25.55	13,070	0.80%	3.38%	(18.47)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	9,668	145.32	1,404,838	0.80%	-%	27.64%
ARIEL FUND INVESTOR CLASS	13,770	189.42	2,608,197	0.80%	0.05%	29.33
ARIEL APPRECIATION FUND INVESTOR CLASS	13,618	168.70	2,297,141	0.80%	0.47%	24.87%
BLACKROCK CORE BOND II PORTFOLIO SC	12,277	17.40	213,626	0.80%	1.44%	-2.47%
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	206,537	1.10	227,506	0.80%	0.03%	-0.90%
BLACKROCK LOW DURATION BOND PORTFOLIO SC	12,423	13.51	167,817	0.80%	0.97%	-1.31%
BLACKROCK ISHARES S&P 500 INDEX FUND SC	21,040	108.82	2,289,561	0.80%	1.18%	27.38%
DAVIS VALUE PORTFOLIO	67,634	38.24	2,586,075	0.80%	0.60%	16.94%
FIDELITY VIP MID CAP PORTFOLIO SC2	20,824	129.00	2,686,193	0.80%	0.37%	24.31%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	33,970	18.82	639,214	0.80%	3.02%	11.30%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	5,598	65.69	367,769	0.80%	-%	5.61%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	15,794	125.75	1,986,101	0.80%	-%	16.81%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	21,687	31.02	672,639	0.80%	0.99%	13.38%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	6,396	53.89	344,679	0.80%	0.27%	14.25%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,921	129.96	509,596	0.80%	-%	4.34%
WILSHIRE VIT GLOBAL ALLOCATION FUND	512	31.34	16,034	0.80%	0.93%	10.94%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2024 and December 31, 2023
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	10,537	113.85	1,199,675	0.80%	-%	34.07%
ARIEL FUND INVESTOR CLASS	14,623	146.46	2,141,739	0.80%	0.31%	9.13%
ARIEL APPRECIATION FUND INVESTOR CLASS	15,015	135.10	2,028,427	0.80%	0.54%	6.50%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	18,278	17.84	325,985	0.80%	1.71%	7.21%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	217,402	1.11	241,378	0.80%	0.49%	0.00%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	12,912	13.69	176,711	0.80%	1.82%	2.39%
BLACKROCK FUNDS III S&P 500 STOCK FUND	23,190	85.43	1,981,008	0.80%	1.50%	17.27%
DAVIS VALUE PORTFOLIO	78,335	32.70	2,561,952	0.80%	0.65%	10.81%
FIDELITY VIP MID CAP PORTFOLIO SC2	22,160	103.77	2,299,428	0.80%	0.36%	16.92%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	34,620	16.91	585,427	0.80%	1.45%	5.95%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	6,523	62.20	405,741	0.80%	-%	38.25%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	17,050	107.65	1,835,480	0.80%	-%	23.45%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	24,351	27.36	666,173	0.80%	1.33%	14.72%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	7,205	47.17	339,904	0.80%	0.79%	12.31%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,433	124.55	552,045	0.80%	-%	44.21%
WILSHIRE VIT GLOBAL ALLOCATION FUND	805	28.25	22,751	0.80%	1.76%	11.05%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

IA-006276